Eaton Vance
Tax-Managed Equity Asset Allocation Fund
January 31, 2024 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing directly in securities and in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2024, the Fund owned 5.1% of Tax-Managed Growth Portfolio's outstanding interests, 46.5% of Tax-Managed International Equity Portfolio's outstanding interests, 44.3% of Tax-Managed Multi-Cap Growth Portfolio's outstanding interests, 34.6% of Tax-Managed Small-Cap Portfolio's outstanding interests and 19.3% of Tax-Managed Value Portfolio's outstanding interests. The Fund's Portfolio of Investments at January 31, 2024 is set forth below.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
January 31, 2024
Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios — 96.5%
Description	Value
Tax-Managed Growth Portfolio (identified cost, $78,672,411)	$260,538,533
Tax-Managed International Equity Portfolio (identified cost, $27,045,279)	32,017,438
Tax-Managed Multi-Cap Growth Portfolio (identified cost, $34,040,768)	109,177,923
Tax-Managed Small-Cap Portfolio (identified cost, $55,770,964)	64,599,439
Tax-Managed Value Portfolio (identified cost, $109,363,615)	176,393,781
Total Investments in Affiliated Portfolios (identified cost $304,893,037)	$642,727,114

Debt Obligations — 3.2%(1)
Security	Principal Amount (000's omitted)	Value
Banks — 2.0%
Banco Davivienda SA, 6.65% to 4/22/31(2)(3)(4)	$200	$ 141,040
Banco Mercantil del Norte SA/Grand Cayman, 8.375% to 10/14/30(2)(3)(4)	600	593,063
Banco Santander SA, 9.625% to 5/21/33(3)(4)	400	430,000
Bank of America Corp., Series TT, 6.125% to 4/27/27(3)(4)	425	424,278
Bank of Nova Scotia, 4.90% to 6/4/25(3)(4)	775	740,159
Barclays PLC:
6.125% to 12/15/25(3)(4)	471	446,998
8.00% to 3/15/29(3)(4)	526	510,121
BNP Paribas SA:
4.625% to 2/25/31(2)(3)(4)	203	165,364
7.75% to 8/16/29(2)(3)(4)	675	683,466
Citigroup, Inc., Series W, 4.00% to 12/10/25(3)(4)	1,038	972,550
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(2)(3)(4)	473	437,525
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(3)(4)	395	366,428
ING Groep NV, 6.50% to 4/16/25(3)(4)	243	237,821
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(3)(4)	364	336,379
KeyCorp, Series D, 5.00% to 9/15/26(3)(4)	975	874,441
Lloyds Banking Group PLC, 7.50% to 6/27/24(3)(4)	600	594,737
NatWest Group PLC:
4.60% to 6/28/31(3)(4)	200	151,264
6.00% to 12/29/25(3)(4)	229	223,661
8.00% to 8/10/25(3)(4)	778	781,571
PNC Financial Services Group, Inc., Series U, 6.00% to 5/15/27(3)(4)	800	766,696
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Societe Generale SA:
5.375% to 11/18/30(2)(3)(4)	$506	$ 414,688
9.375% to 11/22/27(2)(3)(4)	200	208,046
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(4)	775	806,875
Truist Financial Corp.:
Series P, 4.95% to 9/1/25(3)(4)	125	122,041
Series Q, 5.10% to 3/1/30(3)(4)	134	124,272
UBS Group AG:
4.375% to 2/10/31(2)(3)(4)	419	333,270
6.875% to 8/7/25(3)(4)(5)	348	344,856
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(3)(4)	984	922,619
		$ 13,154,229
Capital Markets — 0.2%
Charles Schwab Corp.:
Series G, 5.375% to 6/1/25(3)(4)	$651	$ 643,424
Series I, 4.00% to 6/1/26(3)(4)	467	424,980
		$ 1,068,404
Diversified Financial Services — 0.2%
Air Lease Corp., Series B, 4.65% to 6/15/26(3)(4)	$410	$ 380,064
American AgCredit Corp., Series A, 5.25% to 6/15/26(2)(3)(4)	914	859,160
Goldman Sachs Group, Inc., Series V, 4.125% to 11/10/26(3)(4)	143	130,279
		$ 1,369,503
Electric Utilities — 0.3%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(3)(4)	$583	$ 529,347
Edison International, Series B, 5.00% to 12/15/26(3)(4)	199	189,596
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(4)	450	442,642
Sempra, 4.125% to 1/1/27, 4/1/52(4)	581	514,418
Southern California Edison Co., Series E, 9.767%, (3 mo. SOFR + 4.461%)(3)(6)	249	250,559
		$ 1,926,562
Food Products — 0.1%
Land O' Lakes, Inc., 8.00%(2)(3)	$824	$ 733,360
		$ 733,360
Independent Power and Renewable Electricity Producers — 0.0%(7)
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(4)	$408	$ 353,337
		$ 353,337

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insurance — 0.2%
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(2)(4)	$258	$ 226,553
QBE Insurance Group Ltd., 5.875% to 5/12/25(2)(3)(4)	1,004	990,975
		$ 1,217,528
Pipelines — 0.1%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(4)	$606	$ 628,779
Energy Transfer LP, Series B, 6.625% to 2/15/28(3)(4)	359	325,056
		$ 953,835
Telecommunications — 0.1%
Rogers Communications, Inc., 5.25% to 3/15/27, 3/15/82(2)(4)	$450	$ 429,662
		$ 429,662
Total Debt Obligations (identified cost $21,904,941)		$ 21,206,420

Preferred Stocks — 0.3%
Security	Shares	Value
Electric Utilities — 0.1%
Brookfield BRP Holdings Canada, Inc., 4.625%	24,000	$ 372,960
SCE Trust III, Series H, 5.75% to 3/15/24(4)	6,321	157,520
SCE Trust IV, Series J, 5.375% to 9/15/25(4)	2,004	45,751
		$ 576,231
Insurance — 0.1%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(4)	12,251	$ 308,603
Athene Holding Ltd., Series C, 6.375% to 6/30/25(4)	9,631	240,197
		$ 548,800
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP:
Series C, 10.156% (3 mo. SOFR + 4.53%)	15,000	$ 383,700
Series E, 7.60% to 5/15/24(4)	14,960	374,299
NuStar Energy LP, Series B, 11.282% (3 mo. SOFR + 5.905%)(6)	8,187	210,406
		$ 968,405
Security	Shares	Value
Real Estate Management & Development — 0.0%(7)
Brookfield Property Partners LP:
Series A, 5.75%	1,892	$ 21,928
Series A-1, 6.50%	13,884	185,907
Series A2, 6.375%	6,220	78,994
		$ 286,829
Total Preferred Stocks (identified cost $2,809,660)		$ 2,380,265
Total Investments — 100.0% (identified cost $329,607,638)		$666,313,799
Other Assets, Less Liabilities — (0.0)%(7)		$ (295,485)
Net Assets — 100.0%		$666,018,314
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $6,216,172 or 0.9% of the Fund's net assets.
(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2024, the aggregate value of these securities is $344,856 or 0.1% of the Fund's net assets.
(6)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2024.
(7)	Amount is less than 0.05% or (0.05)%, as applicable.
Abbreviations:
SOFR	– Secured Overnight Financing Rate

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at January 31, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2024, the hierarchy of inputs used in valuing the Fund's investments in securities and investments in the Portfolios, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$642,727,114	$ —	$ —	$642,727,114
Debt Obligations	—	21,206,420	—	21,206,420
Preferred Stocks	2,380,265	—	—	2,380,265
Total Investments	$645,107,379	$21,206,420	$ —	$666,313,799
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
A copy of Part F to Form N-PORT (containing a Portfolio of Investments) for each Portfolio at January 31, 2024 is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.
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